Segment Information - Additional Information (Detail) (USD $)	3 Months Ended								12 Months Ended		199 Months Ended	202 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013
Segment Reporting Information [Line Items]
Recognized revenues									$ 0	$ 0	$ 2,093,522	$ 2,093,522